Related Parties (Details) - USD ($) $ in Thousands										3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 24, 2024	Nov. 30, 2024	Nov. 21, 2024	Nov. 20, 2024	Apr. 18, 2024	Dec. 29, 2023	Oct. 18, 2023	May 03, 2023	Mar. 13, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Parties [Line Items]
Agreement amount								$ 5,000
Unpaid amount														$ 8	$ 8
Executive to receive														5,883	1,442
Severance payment			$ 221
Payment in merger agreement	$ 574
Promissory Note [Member]
Related Parties [Line Items]
Principal amount							$ 6,000
Related Party [Member]
Related Parties [Line Items]
Agreement amount										$ 0	$ 83	$ 0	$ 146
Unpaid amount										$ 189		$ 189		189
Accrued interest														3
Related Party [Member] | New Consulting Agreement [Member]
Related Parties [Line Items]
Agreement amount														83	250
Unpaid amount														21	$ 21
Chief Executive Officer [Member]
Related Parties [Line Items]
Executive to receive														$ 1,997
Chief Executive Officer [Member] | Separate Promissory Note Agreement [Member]
Related Parties [Line Items]
Executive to receive					$ 2,158
Executive [Member]
Related Parties [Line Items]
Deferred wages		$ 221		$ 221
Board of Directors [Member]
Related Parties [Line Items]
Agreement amount									$ 5,000
Accrued interest								$ 18
Maximum [Member] | Promissory Note [Member]
Related Parties [Line Items]
Principal amount						$ 176
Minimum [Member] | Promissory Note [Member]
Related Parties [Line Items]
Principal amount						$ 124